Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
(Loss)/ Income attributable to equity holders of the Group	$ (117,755)	$ (253,053)	$ 9,099
Weighted average number of shares (thousands)	160,500	160,022	160,022
Basic earnings per share of the year	$ (0.73)	$ (1.58)	$ 0.06
Weighted average number of shares outstanding	163,223	160,748	160,022
Weighted average number of treasury shares	(2,723)	(726)
Weighted average number of shares used as the denominator	160,500	160,022	160,022